Property, Plant and Equipment - Self Constructed PP&E and Commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Property, Plant and Equipment
Property, plant and equipment	€ 3,341,846	€ 3,247,123	[1]	€ 3,302,858
Self-constructed Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment	€ 62,638	€ 82,615

[1]	Restated figures (Note 2.d)